Nature of Expenses - Schedule of Nature of Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Expense by Nature
Publicity and advertisement costs	$ 12,684	$ 17,152	$ 22,333
Film distribution costs	6,739	11,772	22,128
Amortisation expenses	115,285	135,316	128,303
Personnel costs	35,661	42,902	46,414
Rent expenses	1,359	1,559	2,112
Legal and professional expenses	8,204	4,697	3,177
Provision for trade and other receivables	1,968	2,430	1,315
Bad debt	2,772
Credit impairment loss, net	4,308
Depreciation and amortization of other intangibles	2,991	2,898	2,285
Impairment charge on goodwill (Refer note 14)	1,205
Impairment loss on content advances and loans and advances	353	1,887	2,545
Other expenses	9,208	6,936	6,171
Expenses by nature	$ 202,737	$ 227,549	$ 236,783